OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of major customers [line items]
Additional information about revenues	100.00%		100.00%		100.00%
Customer A shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues			38.00%		66.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues			19.00%		10.00%	[1]
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues		[1]	13.00%			[1]
Customer D subsidiary shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	33.00%	[1]
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues	24.00%
Customer F [Member]
Disclosure of major customers [line items]
Additional information about revenues	13.00%			[1]
Customer G [Member]
Disclosure of major customers [line items]
Additional information about revenues	13.00%			[1]

[1]	Represents an amount lower than 10%.